SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 2,714,600	$ 2,318,600	$ 2,516,200	$ 2,225,100	$ 1,960,900	$ 2,013,800	$ 2,432,300	$ 2,072,300	$ 1,780,000	$ 5,151,200	$ 4,186,100	$ 9,020,807	$ 8,298,380	$ 7,562,534
Expenses:
Selling, general and administrative	274,800			206,600						526,300	414,300	945,581	745,117	664,442
Interest expense, net of interest income												592,886	644,703	714,224
Total expenses	2,488,900			2,053,500						4,839,500	4,038,500	8,517,955	7,924,485	7,530,212
Income before income taxes	225,700	(26,900)	382,100	171,700	(24,000)	105,400	308,200	107,000	(146,700)	311,700	147,600	502,852	373,895	32,322
Provision for taxes on income	(95,800)			(70,700)						(155,300)	(94,900)	(227,073)	(143,846)	(33,322)
Net income	129,900			100,900	52,700					156,400		275,779	230,049	(1,000)
Direct operating	1,405,900			1,188,900						2,757,100	2,303,100	4,795,788	4,566,378	4,283,394
Depreciation of revenue earning equipment and lease charges	641,100			519,800						1,228,100	1,034,900	2,148,158	1,905,739	1,868,147
Other Nonoperating Income (Expense)	(1,100)			(600)						(1,700)	(1,000)	35,542	62,548	5
Equity in earnings (losses) of subsidiaries (net of tax)	0			0						0	0	0	0	0
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	129,900	(28,300)	251,300	101,000	(48,200)	58,800	212,600	62,100	(123,000)	156,400	52,700	275,779	210,489	(18,383)
Parent
Condensed Financial Statements, Captions [Line Items]
Revenues	1,147,000			1,074,900						2,201,600	2,042,900	4,259,049	4,068,310	3,961,435
Expenses:
Selling, general and administrative	122,300			94,400						229,500	198,600	448,100	326,794	320,192
Interest expense, net of interest income												253,437	299,099	297,276
Total expenses	1,451,600			1,320,400						2,914,000	2,598,600	5,477,742	4,947,393	4,783,663
Income before income taxes	(304,600)			(245,500)						(712,400)	(555,700)	(1,218,693)	(879,083)	(822,228)
Provision for taxes on income	109,300			90,700						257,500	201,900	476,444	342,469	314,692
Net income	129,900			100,900	52,700					156,400		275,779	210,489	(18,383)
Direct operating	618,800			609,400						1,231,700	1,181,200	2,384,829	2,262,371	2,217,864
Depreciation of revenue earning equipment and lease charges	608,000			560,600						1,269,400	1,099,300	2,402,032	1,996,733	1,938,416
Other Nonoperating Income (Expense)	14,500			0						14,300	0	(10,656)	62,396	9,915
Equity in earnings (losses) of subsidiaries (net of tax)	325,200			255,700						611,300	406,500	1,018,028	747,103	489,153
Net income attributable to The Hertz Corporation and Subsidiaries' common stockholder	$ 129,900			$ 100,900						$ 156,400	$ 52,700	$ 275,779	$ 210,489	$ (18,383)